Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt

8. Debt

Calidi’s outstanding debt obligations as of September 30, 2023 and December 31, 2022, including related party components, are as follows (in thousands):

	September 30, 2023
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest	Net Carrying Value
Convertible notes payable	$—	$—	$—	$19	$19
Contingently convertible notes payable, including accrued interest, at fair value	—	—	—	—	—
Term notes payable	3,750	—	(34)	564	4,280
Loans payable	1,000	—	—	—	1,000
Total debt	$4,750	$—	$(34)	$583	$5,299
Less: current portion of long-term debt					(3,345)
Long-term debt, net of current portion					$1,954

	December 31, 2022
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest		Net Carrying Value
Convertible notes payable	$765	$—	$—	$39		$804
Contingently convertible notes payable, including accrued interest, at fair value	1,000	152	—	—	(a)	1,152
Term notes payable	2,500	—	(138)	107		2,469
Loans payable	1,000	—	—	—		1,000
Total debt	$5,265	$152	$(138)	$146		$5,425
Less: current portion of long-term debt						(5,425)
Long-term debt, net of current portion						$—

(a)	Accrued interest is included in fair value measurements for contingently convertible notes payable, at fair value, for the periods presented. See further disclosures under the fair value option of accounting in Note 2, Note 4, and applicable sections below.

Scheduled maturities of outstanding debt, net of discounts are as follows (in thousands):

Year Ending December 31:
2023 (October — December)	$2,250
2024	750
2025	1,750
2026 and thereafter	—
Plus: accrued interest	583
Less: Discount	(34)
Total debt	$5,299

The following discussion includes a description of Calidi’s outstanding debt as of September 30, 2023 and December 31, 2022. The weighted average interest rate related to Calidi’s outstanding debt not accounted for under the fair value option was approximately 13.7% and 8.7% as of September 30, 2023 and December 31, 2022, respectively. Interest expense related to Calidi’s outstanding debt not accounted for under the fair value option totaled approximately $0.8 million and $0.1 million for the nine months ended September 30, 2023 and 2022, respectively, and approximately $0.3 million and $29,000 for the three months ended September 30, 2023 and 2022, respectively, which is reported within other income and expense, net, in the unaudited condensed consolidated statements of operations. Interest expense includes interest on outstanding borrowings and the amortization of discounts associated with debt issuance costs or from the allocation of proceeds to freestanding common stock or warrants as part of the relevant financing transactions. Interest expense related to debt instruments that are accounted for under the fair value option is presented within the single line of change in fair value of debt or change in fair value of debt — related party, as applicable, in the unaudited condensed consolidated statements of operations.

Convertible Notes Payable

2018 Convertible Notes

Between January 2018 and June 2018, Calidi issued $1.4 million of convertible promissory notes (the “2018 Convertible Notes”) to investors, including to related parties (see Note 7), with original maturity dates of 18 months from the dates of issuance. In lieu of cash interest, Calidi issued to the investors shares of common stock in the amount of four shares of common stock per $1.00 of principal loaned. The value allocated to common stock was determined based on a relative fair value basis resulting in approximately $1.0 million of debt discount to be recognized as interest expense using the effective interest method over the term of the 2018 Convertible Notes. The 2018 Convertible Notes allow the investors, at their election, to convert the principal amount and accrued interest, if any, into Series A-2 Convertible Preferred Stock at a conversion price of $1.75.

In March 2022, one of the related party investors provided notice and converted $0.5 million of the 2018 Convertible Notes to into 257,143 shares of Series A-2 convertible preferred stock (see Note 10). The contractual conversion was recorded at carrying value and resulted in no gain or loss in the unaudited condensed consolidated statements of operations.

In July 2022, the maturity date for the remaining $0.8 million of principal amount of the 2018 Convertible Notes was extended to the earlier of i) September 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2018 Convertible Notes accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the unaudited condensed consolidated statement of operations.

The 2018 Convertible Notes were converted pursuant to its provisions in connection with the FLAG Merger closed on September 12, 2023 and are no longer outstanding as of September 30, 2023. Approximately $19,000 of accrued interest to be settled in cash remained outstanding as of September 30, 2023, which was subsequently paid in October 2023.

Contingently Convertible Notes Payable, at fair value

2019 Contingently Convertible Notes Payable, at fair value

In 2019, Calidi issued $2.3 million of contingently convertible promissory notes (the “2019 CCNPs”) to certain investors, including to related parties (see Note 6), with original maturity dates of 28 to 31 months from the dates of issuance. The 2019 CCNPs accrue interest at 5% per annum, that is due and payable at maturity unless otherwise converted prior to maturity. Calidi may elect to prepay principal and accrued interest at any time. Upon a next equity financing of at least $8.0 million, the principal and accrued interest will automatically convert into the type of stock issued in the financing at the lower price of a per share conversion price equal to: (i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $2.40 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued.

Calidi elected to measure the 2019 CCNPs, including accrued interest and contingently issuable warrants, using the fair value option under ASC 825 and, as a result, Calidi records any changes in fair value within change in fair value of debt on the unaudited condensed consolidated statements of operations. Calidi elected to also include the component related to accrued interest within the single line of change in fair value of debt and change in fair value of debt — related party on the unaudited condensed consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 3 for further details.

Prior to 2022, Calidi repaid certain investors and related party contingently convertible note holders the entire principal balance of $0.2 million and an investor elected to convert principal and accrued stated interest balance of $0.2 million into shares of common stock.

Prior to 2022, the $2.0 million of then outstanding unpaid principal balances of the 2019 CCNPs plus accrued interest were exchanged for an equivalent amount of SAFE agreements as described in Note 9. All 2019 CCNP agreements were exchanged into the SAFE agreements, which included the cancellation of applicable contingently issuable warrants upon the exchange to the SAFE agreements (see Note 9).

The 2019 CCNPs were converted pursuant to their provisions in connection with the FLAG Merger closed on September 12, 2023 and are no longer outstanding as of as of September 30, 2023.

2020 Contingently Convertible Notes Payable, at fair value

In 2019 and 2020, Calidi issued $4.0 million in convertible promissory notes to two investors that mature in January 2023 (the “2020 CCNPs”). The 2020 CCNPs accrue interest at 5% per annum, compounded yearly, that is due and payable at maturity unless otherwise converted prior to maturity. Calidi may not elect to prepay the principal and interest without the written consent of the lenders. Upon a next equity financing of at least $8.0 million, for the principal and accrued interest through that date, the holder, at their sole election, may exercise the conversion option into the type of stock issued in the financing at the lower price equal to: (i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $2.00 (“valuation cap”). In addition, upon the next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued.

Upon a change of control, the investor will have the option to receive a cash payment equal the principal and accrued interest or convert the principal and accrued interest into shares of Calidi’s preferred stock to be issued, at a per share conversion price equal to: (i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance. Upon an event of default, each investor will receive a cash payment equal to the principal and accrued interest.

Calidi elected to measure the 2020 CCNPs, including accrued interest and contingently issuable warrants, using the fair value option under ASC 825 and records all changes in fair value included in change in fair value of debt and change in fair value of debt — related party, on the unaudited condensed consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 3 for a full discussion of the valuation methodologies and other details related to the 2020 CCNPs.

In September 2021, $3.0 million unpaid principal balance for one of the 2020 CCNPs plus accrued interest was exchanged for an equivalent amount of a SAFE agreement, which included the cancellation of the applicable contingently issuable warrants upon the exchange into the SAFE (see Note 9). In September 2022, the maturity date of the 2020 CCNPs was extended to September 23, 2023. The amended 2020 CCNPs continued to accrue interest at 5% per annum. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2023. As of December 31, 2022, the remaining $1.0 million in unpaid principal remained outstanding for the amended 2020 CCNPs with one investor that is also a related party (see Note 7).

The 2020 CCNPs were converted pursuant to their provisions in connection with the FLAG Merger closed on September 12, 2023 and are no longer outstanding as of September 30, 2023.

Term Notes Payable

2020 Term Notes Payable

In 2020, Calidi issued $0.6 million of secured term notes payable (the “2020 Term Notes”) to investors, including to related parties (see Note 7). Calidi also issued warrants to purchase 1,050,000 shares of common stock at an exercise price of $1.00 per share (see Note 10). The investors of the $0.5 million portion of the 2020 Term Notes receive interest at a rate equal to variable 30-day LIBOR plus 3%, subject to floor of 2% and two warrants to purchase shares of Calidi common stock for each dollar of principal invested, while the investors of the remaining $0.2 million, in lieu of a stated interest rate, received one warrant to purchase shares of Calidi common stock for each dollar of principal invested. The 2020 Term Notes mature on the earliest of the following: (i) one year from execution of the 2020 Term Notes, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreements. In April 2020, Calidi repaid the principal for one lender within the 2020 Term Notes totaling $0.1 million which did not have a stated interest rate.

Upon original issuance, Calidi elected to measure the 2020 Term Notes, including accrued interest, using the fair value option under ASC 825 and record all changes in fair value, including accrued interest, in change in fair value of debt and change in fair value of debt — related party on the unaudited condensed consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 4 for a full discussion of the valuation methodologies and other details related to the 2020 Term Notes.

In June 2021, upon the scheduled maturity of the outstanding 2020 Term Notes, the holders and Calidi agreed to extend the maturity dates for all remaining 2020 Term Notes to September 30, 2022, in exchange for 10% of the principal amount in shares of common stock as an extension fee, while all other terms and conditions remained substantially unchanged. The extension fee resulted in the issuance of 50,000 shares of common stock with a fair value of $36,000. The debt amendments were at the stated maturity and resulted in the application of extinguishment accounting in accordance with ASC 470-50. Calidi recorded a loss on debt extinguishment of $36,000 in the unaudited condensed consolidated statements of operations based on the difference between the fair value of the amended term notes of approximately $0.5 million, the fair value of common stock issued of $36,000 and the carrying amount of the original term notes of $0.5 million. Due to the fair value election, the carrying value of the original term notes equals the fair value at extinguishment date.

The extinguishment accounting resulted in an event that requires remeasurement of eligible items at fair value, initial recognition of eligible items, thereby resulting in an election date for the fair value option under ASC 825. Calidi did not elect to measure the amended term notes using the fair value option at the extension date, accordingly, following the extension the amended term notes are accounted for at amortized cost and accrue interest according to the terms of the agreement.

In July 2022, the maturity date of the 2020 Term Note was extended to the earlier of i) September 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2020 Term Note will accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the unaudited condensed consolidated statement of operations.

In connection with the closing of the FLAG Merger on September 12, 2023, with regard to the 2020 Term Notes, $0.5 million of principal plus accrued interest was amended with an extended maturity date of November 1, 2023. The remaining $0.1 million of principal plus accrued interest was scheduled to be paid shortly after the Closing but remained outstanding as of September 30, 2023. The amended 2020 Term Note will continue to accrue interest at 10% per annum. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equaled the fair value at extinguishment date, which resulted in no gain or loss recorded in the unaudited condensed consolidated statement of operations.

As of September 30, 2023 and December 31, 2022, the interest rate of the remaining 2020 Term Notes was 10% for both periods and the total carrying value, including accrued interest was $0.6 million for both periods.

Calidi was in compliance with applicable debt covenants related to the remaining 2020 Term Notes as of September 30, 2023.

On October 18, 2023, as agreed upon above in connection with the closing of the FLAG Merger, Calidi settled in cash $0.1 million of principal of 2020 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date (see Note 15).

On November 8, 2023, in accordance with amended note agreements discussed above, Calidi settled in cash $0.5 million of principal of 2020 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date (see Note 15).

2021 Term Note Payable

In January 2021, Calidi entered into a note agreement with a related party investor and director to borrow up to $0.5 million (“2021 Term Note”). In March 2021, Calidi issued the full amount of the 2021 Term Note and concurrently issued warrants to purchase 1,000,000 shares of Calidi common stock at an exercise price of $1.00 per share (see Note 10). The 2021 Term Note bears interest at a rate equal to variable 30-day LIBOR plus 3%,subject to floor of 2% and matures on the earliest of the following: (i) one year from execution of the 2021 Term Note, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreement.

Upon original issuance, Calidi elected to measure the 2021 Term Note, including accrued interest, using the fair value option under ASC 825 and record all changes in fair value, including accrued interest, in change in fair value of debt — related party on the unaudited condensed consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 4 for a full discussion of the valuation methodologies and other details related to the 2021 Term Note.

In March 2022, upon the scheduled maturity of the outstanding 2021 Term Note, the holder and Calidi agreed to extend the maturity date for the 2021 Term Note to the earlier of i) September 30, 2022 or ii) Calidi’s completion of a qualified financing of $5 million or more. All other terms and conditions remained substantially unchanged. The debt amendments occurred at the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. Due to the fair value election, the carrying value of the original term notes equals the fair value at extinguishment date. As the fair values of the amended term note approximated the original term, no gain or loss was recorded in the unaudited condensed consolidated statement of operations for the three and nine months ended September 30, 2022.

The extinguishment accounting resulted in an event that requires remeasurement of eligible items at fair value, initial recognition of eligible items, thereby resulting in an election date for the fair value option under ASC 825. Calidi did not elect to measure the amended term notes using the fair value option at the extension date, accordingly, following the extension the amended term notes are accounted for at amortized cost and accrue interest according to the terms of the agreement.

In July 2022, the maturity date of the 2021 Term Note was extended to the earlier of i) September 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2021 Term Note will accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the unaudited condensed consolidated statement of operations.

In connection with the closing of the FLAG Merger on September 12, 2023, the 2021 Term Note plus accrued interest was amended, with an extended maturity date of January 1, 2025. For this holder, a related party, Calidi agreed to accrue an interest rate of 24% per annum payable with principal at maturity, and offered certain incentives, including 500,000 warrants to purchase common stock, fair valued at approximately $0.1 million at the time of the amendment. Primarily due to the incentive provided to defer the debts, the carrying value of the original notes did not equal the fair value at extinguishment date, which resulted in a loss on debt extinguishment with a related party recorded in the unaudited condensed consolidated statement of operations of approximately $15,000.

As of September 30, 2023 and December 31, 2022, the interest rate of the 2021 Term Notes was 24% and 10%, respectively, and the total carrying value, including accrued interest was approximately $0.6 million and $0.5 million, respectively.

Calidi was in compliance with applicable debt covenants related to the 2021 Term Note outstanding as of September 30, 2023.

2022 Term Note Payable

In November and December 2022, Calidi issued $1.5 million of secured term notes payable (the “2022 Term Notes”) to investors, including to related parties (see Note 7). The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share. Upon issuance of the common stock related to the 2022 Term Notes, Calidi recorded as debt discount of $0.2 million, which is being amortized using the effective interest method over the term of the debt. The 2022 Term Notes mature on the earliest of the following: (i) one year from execution of the respective 2022 Term Notes, or (ii) the date Calidi receives gross proceeds from a single transaction wherein the Company receives $20 million or more for the purchase of its common or preferred stock.

In connection with the closing of the FLAG Merger on September 12, 2023, with regard to the 2022 Term Notes, approximately $0.5 million of principal plus accrued interest was amended, extending maturity of the notes to dates ranging from November 2023 to January 2025. Further, approximately $1.0 million of principal, excluding accrued interest, was settled with shares of common stock issued to the noteholders at the Closing, and $0.1 million of principal plus accrued interest was scheduled to be paid shortly after the Closing, but remained outstanding as of September 30, 2023.

For the term notes that were amended, all to related parties, $0.2 million of principal was extended to mature on November 1, 2023, $0.2 million of principal was extended to mature on March 1, 2024, and $0.2 million of principal was extended to mature on January 1, 2025. The debt amendments occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. For the holder that extended to January 1, 2025, Calidi agreed to accrue an interest rate of 24% per annum payable with principal at maturity, and offered certain incentives, including 500,000 warrants to purchase common stock, fair valued at approximately $0.1 million at the time of the amendment. Primarily due to the incentive provided to defer the debts, as well as the write off of the related debt discount, the carrying value of the original notes did not equal the fair value at extinguishment date, which resulted in a loss on debt extinguishment with a related party recorded in the unaudited condensed consolidated statement of operations of approximately $37,000.

For the term loans that were settled with shares of common stock, the settlement resulted in the issuance of 190,476 shares of common stock with a fair value of $1.1 million. The debt settlement occurred near or at the stated maturity and resulted in the application of extinguishment accounting in accordance with ASC 470-50. Based on the difference between the fair value of the common stock of $1.1 million and the carrying value of the original notes of $1.0 million, Calidi recorded a loss on debt extinguishment of approximately $0.1 million and a loss on debt extinguishment with a related party of approximately $0.1 million in the unaudited condensed consolidated statements of operations.

For the term loans that were scheduled to be paid shortly after closing but remained outstanding as of September 30, 2023 (refer to Note 15), the Company wrote off the related debt discount, resulting in a loss on debt extinguishment of approximately $1,000 in the unaudited condensed consolidated statements of operations.

The 2023 Term Notes are accounted for at amortized cost and accrue interest according to the terms of the agreement. As of September 30, 2023, the interest rate of the 2023 Term Notes was 24% per annum for a total principal of $0.2 million, 15% per annum for a total principal of $0.2 million, and 14% per annum for a total principal of $0.2 million. As of September 23, 2023, the total carrying value, including accrued interest, was $0.6 million.

Calidi was in compliance with applicable debt covenants related to the 2022 Term Notes outstanding as of September 30, 2023.

On October 3, 2023, as agreed upon above in connection with the closing of the FLAG Merger, Calidi settled in cash $0.1 million of principal of 2022 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date (see Note 15).

On November 8, 2023, in accordance with amended note agreements discussed above, Calidi settled in cash $0.2 million of principal of 2022 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date (see Note 15).

2023 Term Note Payable

From January through September 2023, Calidi issued $3.3 million of secured term notes payable (the “2023 Term Notes”) to investors, including to related parties (see Note 7). The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 and $2.96 per share, as applicable. Upon issuance of the common stock related to the 2023 Term Notes, Calidi recorded as debt discount of $0.3 million, which is being amortized using the effective interest method over the term of the debt. The 2023 Term Notes mature on the earliest of the following: (i) one year from execution of the respective 2023 Term Notes, or (ii) the date Calidi receives gross proceeds from a single transaction wherein the Company receives $20 million or more for the purchase of its common or preferred stock.

In connection with the closing of the FLAG Merger on September 12, 2023, with regard to the 2023 Term Notes, approximately $1.2 million of principal plus accrued interest was amended, extending maturity of the notes to January 1, 2025. Further, approximately $1.0 million of principal, excluding accrued interest to be settled in cash, was settled with shares of common stock issued to the noteholders at the Closing, $0.6 million of principal plus accrued interest was scheduled to be paid shortly after the closing, but remained outstanding as of September 30, 2023, and $0.6 million of principal plus accrued interest remained substantially unchanged due to scheduled maturity in May 2024.

For the term notes that were amended, all which were extended to January 1, 2025 by the holder, a related party, Calidi agreed to accrue an interest rate of 24% per annum payable with principal at maturity, and offered certain incentives, including 500,000 warrants to purchase common stock, fair valued at approximately $0.1 million at the time of the amendment. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. Primarily due to the incentive provided to defer the debts, as well as the write off of the related debt discount, the carrying value of the original notes did not equal the fair value at extinguishment date, which resulted in a loss on debt extinguishment with a related party recorded in the unaudited condensed consolidated statement of operations of approximately $0.1 million.

For the term loans that were settled with shares of common stock, the settlement resulted in the issuance of 197,344 shares of common stock with a fair value of $1.1 million. The debt settlement occurred near or at the stated maturity and resulted in the application of extinguishment accounting in accordance with ASC 470-50. Based on the difference between the fair value of the common stock of $1.1 million and the carrying value of the original notes of $1.0 million, Calidi recorded a loss on debt extinguishment of approximately $0.1 million and a loss on debt extinguishment with a related party of approximately $0.1 million recorded in the unaudited condensed consolidated statements of operations.

For the term loans that were scheduled to be paid shortly after closing, but remained outstanding as of September 30, 2023 (refer to Note 15), the Company wrote off the related debt discount, resulting in loss on debt extinguishment of approximately $6,000 and a loss on debt extinguishment with a related party of approximately $18,000 recorded in the unaudited condensed consolidated statements of operations.

The 2023 Term Notes are accounted for at amortized cost and accrue interest according to the terms of the agreement. As of September 30, 2023, the interest rate of the 2023 Term Notes was 24% per annum for a total principal of $1.1 million and 14% per annum for a total principal of $1.2 million. As of September 30, 2023, the total carrying value, including accrued interest and net of debt discount, was $2.5 million.

Calidi was in compliance with applicable debt covenants related to the 2023 Term Notes outstanding as of September 30, 2023.

On October 3, 2023, as agreed upon above in connection with the Closing of the FLAG Merger, Calidi settled in cash $0.6 million of principal of 2023 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date (see Note 15).

Loans Payable

2020 Line of Credit

In 2020, Calidi opened a line of credit with a third-party bank for a borrowing capacity of up to $1.0 million “LOC”). All principal amounts borrowed on the LOC, including any accrued paid unpaid interest, was to mature on October 26, 2021, and any amounts borrowed may be repaid by Calidi without penalty at any time before maturity. In 2021, Calidi borrowed the full $1.0 million that was available under its LOC, which remained outstanding as of September 30, 2023 and December 31, 2022. The amounts borrowed bear interest at a rate of 1.6% per annum applied to the outstanding principal balance multiplied by the actual number of days the principal balance is outstanding, such interest payments are due monthly. As of September 30, 2023, Calidi was in compliance with applicable covenants of the LOC.

As a condition of approval of the LOC, the bank required collateral to be provided by AJC Capital to the bank held in the name of AJC Capital. As consideration for the AJC Capital collateral provided to the bank, Calidi issued to the shareholder warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.00 per share (see Note 7).

In October 2021, upon the scheduled maturity, the lender renewed the LOC for another year to October 29, 2022, with substantially the same terms and condition. Calidi performed a borrowing-capacity analysis in accordance with ASC 470-50 and determined that the borrowing capacity of the amended LOC exceeds the borrowing capacity under the original LOC. There were no unamortized costs or new lender fees relating to the renewal and, therefore, the entire $1.0 million principal balance was carried forward as of the renewal date and remains outstanding as of September 30, 2023.

In October 2022, upon the scheduled maturity, the lender renewed the LOC for another year to October 26, 2023. The interest rate was increased to a fixed rate of 2.5% per annum based on current market conditions. All other terms and conditions remained substantially unchanged.

In October 2023, the LOC was settled in full (see Note 15).

8. Debt

Calidi’s outstanding debt obligations as of December 31, 2022 and 2021, including related party components, are as follows (in thousands):

	December 31, 2022
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest		Net Carrying Value
Convertible notes payable	$765	$—	$—	$39		$804
Contingently convertible notes payable, including accrued interest, at fair value	1,000	152	—		(b)	1,152
Term notes payable	2,500	—	(138)	107		2,469
Loans payable	1,000	—	—	—		1,000
Total debt	$5,265	$152	$(138)	$146		$5,425
Less: current portion of long-term debt						(5,425)
Long-term debt, net of current portion						$—

	December 31, 2021
	Unpaid Balance	Fair Value Measurements	Discount	Accrued Interest			Net Carrying Value
Convertible notes payable	$1,365	$—	$—	$		(a)	$1,365
Contingently convertible notes payable, including accrued interest, at fair value	1,000	572	—			(b)	1,572
Term notes payable, including accrued interest, at fair value	500	27	(22)			(b)	505
Term notes payable	500	—	—		22		522
Loans payable	1,038	—	—		—		1,038
Total debt	$4,403	$599	$(22)		$22		$5,002
Less: current portion of long-term debt							(5,002)
Long-term debt, net of current portion							$—

(a)	Convertible notes payable issued with common stock in lieu of cash interest. See further discussion under Convertible Notes Payable section below.

(b)	Accrued interest is included in fair value measurements for contingently convertible notes payable and term notes payable, at fair value, as applicable, for the periods presented, respectively. See further disclosures under the fair value option of accounting in Note 2, Note 4, Note 8, and applicable sections below.

Scheduled maturities of outstanding debt, net of discounts are as follows (in thousands):

Year Ending December 31:
2023	5,265
Plus: fair value measurement adjustments	152
Plus: accrued interest	146
Less: discounts	(138)
Total debt	$5,425

The following discussion includes a description of Calidi’s outstanding debt as of December 31, 2022 and 2021. The weighted average interest rate related to Calidi’s outstanding debt not accounted for under the fair value option and was 8.7% and 2.7% as of December 31, 2022 and 2021, respectively. Interest expense related to Calidi’s outstanding debt not accounted for under the fair value option totaled approximately $0.2 million and $0.6 million for the year ended December 31, 2022 and 2021, respectively, which is reported within other income and expense, net, in the consolidated statements of operations. Interest expense includes interest on outstanding borrowings and the amortization of discounts associated with debt issuance costs or from the allocation of proceeds to freestanding common stock or warrants as part of the relevant financing transactions. Interest expense related to debt instruments that are accounted for under the fair value option is presented within the single line of change in fair value of debt or change in fair value of debt — related party, as applicable, in the consolidated statements of operations.

Convertible Notes Payable

2017 Convertible Note

In March 2017, Calidi issued a $150,000 convertible promissory note (the “2017 Convertible Note”) to a director and related party (see Note 7), with an original maturity date of 6 months from the date of issuance. Calidi issued shares of common stock in lieu of cash interest in the amount of one share of common stock per $1.00 of principal loaned. The value allocated to the common stock was recognized as a debt discount on the 2017 Convertible Note and the amount was insignificant. The 2017 Convertible Note allows the investor, at their election, to convert the principal amount into Series A-1 Convertible Preferred Stock at a conversion price of $1.00. At the date of issuance, the estimated fair value of the Series A-1 Convertible Preferred Stock was greater than the effective conversion price, which resulted in Calidi recognizing a BCF on the date of issuance as an additional debt discount with a corresponding increase to additional paid in capital in accordance with ASC 470-20. Both the common stock and BCF debt discounts in the aggregate amounting to the principal amount of $150,000 are fully amortized. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021. At the original maturity dates, the respective 2017 Convertible Note was amended to extend the maturity date to December 31, 2021 and were amended again in December 2021 to further extend the maturity date to June 30, 2022. The amendments were accounted for as an extinguishment of the debt, however, as the above discounts were already fully amortized by the original and amended maturity dates, the extinguishment had no impact to the consolidated financial statements presented herein. In March 2022, the related party investor provided notice and converted the $150,000 balance of the 2017 Convertible Note into 150,000 shares of Series A-1 convertible preferred stock (see Note 10). The contractual conversion was recorded at carrying value and resulted in no gain or loss in the consolidated statements of operations.

2018 Convertible Notes

Between January 2018 and June 2018, Calidi issued $1.4 million of convertible promissory notes (the “2018 Convertible Notes”) to investors, including to related parties (see Note 7), with original maturity dates of 18 months from the dates of issuance. In lieu of cash interest, Calidi issued to the investors shares of common stock in the amount of four shares of common stock per $1.00 of principal loaned. The value allocated to common stock was determined based on a relative fair value basis resulting in approximately $1.0 million of debt discount to be recognized as interest expense using the effective interest method over the term of the 2018 Convertible Notes. Calidi repaid $30,000 and $120,000 of principal balance in January 2020 and December 2019, respectively, to one investor and related party 2018 Convertible Note holder. The 2018 Convertible Notes allow the investors, at their election, to convert the principal amount into Series A-2 Convertible Preferred Stock at a conversion price of $1.75. At the original maturity dates, the remaining respective 2018 Convertible Notes were amended to extend the maturity dates to December 31, 2021, and were amended again in December 2021 to further extend the maturity dates to June 30, 2022. The amendments were accounted for as an extinguishment of the debt, however, as the above discounts were already fully amortized by the original and amended maturity dates, the extinguishments had no impact to the consolidated financial statements presented herein. In March 2022, one of the related party investors provided notice and converted $450,000 of the 2018 Convertible Notes to into 257,143 shares of Series A-2 convertible preferred stock (see Note 10). The contractual conversion was recorded at carrying value and resulted in no gain or loss in the consolidated statements of operations.

In July 2022, the maturity date for the remaining $765,000 of principal amount of the 2018 Convertible Notes was extended to the earlier of i) June 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2018 Convertible Notes accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the consolidated statement of operations. Calidi was in compliance with applicable debt covenants as of December 31, 2022.

Contingently Convertible Notes Payable, at fair value

2019 Contingently Convertible Notes, at fair value

In 2019, Calidi issued $2.3 million of contingently convertible promissory notes (the “2019 Contingently Convertible Notes” or “2019 CCNPs”) to certain investors, including to related parties (see Note 7), with original maturity dates of 28 to 31 months from the dates of issuance. The 2019 CCNPs accrue interest at 5% per annum, that is due and payable at maturity unless otherwise converted prior to maturity. Calidi may elect to prepay principal and accrued interest at any time. Upon a next equity financing of at least $8.0 million, the principal and accrued interest will automatically convert into the type of stock issued in the financing at the lower price of a per share conversion price equal to: (i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $2.40 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued.

Calidi has elected to measure the 2019 CCNPs, including accrued interest and contingently issuable warrants, using the fair value option under ASC 825 and, as a result, Calidi records any changes in fair value within change in fair value of debt on the consolidated statements of operations. Calidi has elected to also include the component related to accrued interest within the single line of change in fair value of debt and change in fair value of debt — related party on the consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 4 for further details.

Prior to January 1, 2021, Calidi repaid certain investors and related party contingently convertible note holders the entire principal balance of $150,000 and an investor elected to convert principal and accrued stated interest balance of $213,300 into shares of common stock.

From August 2021 through December 2021, the $2.0 million of then outstanding unpaid principal balances of the 2019 CCNPs plus accrued interest were exchanged for an equivalent amount of SAFE agreements as described in Note 9. All 2019 CCNP agreements were exchanged into the SAFE agreements, which included the cancellation of applicable contingently issuable warrants upon the exchange to the SAFE agreements (see Note 9).

2020 Contingently Convertible Notes, at fair value

In 2019 and 2020, Calidi issued $4.0 million in convertible promissory notes to two investors that mature in January 2023 (the “2020 Contingently Convertible Notes” or “2020 CCNPs”). The 2020 CCNPs accrue interest at 5% per annum, compounded yearly, that is due and payable at maturity unless otherwise converted prior to maturity. Calidi may not elect to prepay the principal and interest without the written consent of the lenders.

Upon a next equity financing of at least $8.0 million, for the principal and accrued interest through that date, the holder, at their sole election, may exercise the conversion option into the type of stock issued in the financing at the lower price equal to: (i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $2.00 (“valuation cap”). In addition, upon a next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued. Calidi evaluated whether the 2020 CCNPs contained a BCF in accordance with ASC 470-20 and determined that a BCF that is contingent upon on the next equity financing occurring is not recognized until the contingency is resolved. The contingency had not been resolved as of December 31, 2022. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021.

Upon a change of control, the investor will have the option to receive a cash payment equal the principal and accrued interest or convert the principal and accrued interest into shares of Calidi’s preferred stock to be issued, at a per share conversion price equal to: (i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance. Upon an event of default, each investor will receive a cash payment equal the principal and accrued interest.

Calidi has elected to measure the 2020 CCNPs, including accrued interest and contingently issuable warrants, using the fair value option under ASC 825 and records all changes in fair value included in change in fair value of debt and change in fair value of debt — related party, on the consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 4 for a full discussion of the valuation methodologies and other details related to the 2020 CCNPs.

In September 2021, $3.0 million unpaid principal balance for one of the 2020 CCNPs plus accrued interest was exchanged for an equivalent amount of a SAFE agreement, which included the cancellation of the applicable contingently issuable warrants upon the exchange into the SAFE (see Note 9). As of December 31, 2022 and 2021, the remaining $1.0 million in unpaid principal remained outstanding for the 2020 CCNPs with one investor that is also a related party (see Note 7). Calidi was in compliance with applicable debt covenants related to the 2020 CCNPs as of December 31, 2022.

Term Notes Payable

2022 Term Note Payable

In November and December 2022, Calidi issued $1,500,000 of secured term notes payable (the “2022 Term Notes”) to investors, including to related parties (see Note 7). The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share. Upon issuance of the common stock related to the 2022 Term Notes, Calidi recorded as debt discount of $150,000, which is being amortized using the effective interest method over the term of the debt. The 2022 Term Notes mature on the earliest of the following: (i) one year from execution of the respective 2022 Term Notes, or (ii) the date the Company receives gross proceeds from a single transaction wherein the Company receives $20 million or more for the purchase of its common or preferred stock.

The 2022 Term Notes are accounted for at amortized cost and accrue interest according to the terms of the agreement. As of December 31, 2022, the interest rate of the 2022 Term Notes was 14% and the total carrying value, including accrued interest and net of debt discount, was $1.4 million.

Calidi was in compliance with applicable debt covenants related to the 2022 Term Note as of December 31, 2022.

2021 Term Note Payable

In January 2021, Calidi entered into a note agreement with a related party investor and director to borrow up to $500,000 (“2021 Term Note”). In March 2021, Calidi issued the full amount of the 2021 Term Note and concurrently issued warrants to purchase 1,000,000 shares of Calidi common stock at an exercise price of $1.00 per share (see Note 10). The 2021 Term Note bears interest at a rate equal to variable 30-day LIBOR plus 3%, subject to floor of 2% and matures on the earliest of the following: (i) one year from execution of the 2021 Term Note, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreement.

Upon original issuance, Calidi elected to measure the 2021 Term Note, including accrued interest, using the fair value option under ASC 825 and record all changes in fair value, including accrued interest, in change in fair value of debt — related party on the consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 4 for a full discussion of the valuation methodologies and other details related to the 2021 Term Note.

In March 2022, upon the scheduled maturity of the outstanding 2021 Term Note, the holder and Calidi agreed to extend the maturity date for the 2021 Term Note to the earlier of i) September 30, 2022 or ii) Calidi’s completion of a qualified financing of $5 million or more. All other terms and conditions remained substantially unchanged. The debt amendments occurred at the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. Due to the fair value election, the carrying value of the original term notes equals the fair value at extinguishment date. As the fair values of the amended term note approximated the original term, no gain or loss was recorded in the consolidated statement of operations for the year ended December 31, 2022.

The extinguishment accounting resulted in an event that requires remeasurement of eligible items at fair value, initial recognition of eligible items, thereby resulting in an election date for the fair value option under ASC 825. Calidi did not elect to measure the amended term notes using the fair value option at the extension date, accordingly, following the extension the amended term notes are accounted for at amortized cost and accrue interest according to the terms of the agreement.

In July 2022, the maturity date of the 2021 Term Note was extended to the earlier of i) June 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2021 Term Note will accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the consolidated statement of operations for the year ended December 31, 2022. As of December 31, 2022 and 2021, the interest rate of the 2021 Term Notes was 10% and 3.1% and the total carrying value, including accrued interest was approximately $544,000 and $505,000, respectively.

Calidi was in compliance with applicable debt covenants related to the 2021 Term Note as of December 31, 2022.

2020 Term Notes Payable

In 2020, Calidi issued $600,000 of secured term notes payable (the “2020 Term Notes”) to investors, including to related parties (see Note 7). Calidi also issued warrants to purchase 1,050,000 shares of common stock at an exercise price of $1.00 per share (see Note 10). The investors of the $450,000 portion of the 2020 Term Notes receive interest at a rate equal to variable 30-day LIBOR plus 3%, subject to floor of 2% and two warrants to purchase shares of Calidi common stock for each dollar of principal invested, while the investors of the remaining $150,000, in lieu of a stated interest rate, received one warrant to purchase shares of Calidi common stock for each dollar of principal invested. The 2020 Term Notes mature on the earliest of the following: (i) one year from execution of the 2020 Term Notes, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreements. In April 2020, Calidi repaid the principal for one lender within the 2020 Term Notes totaling $100,000 which did not have a stated interest rate.

Upon original issuance, Calidi elected to measure the 2020 Term Notes, including accrued interest, using the fair value option under ASC 825 and record all changes in fair value, including accrued interest, in change in fair value of debt and change in fair value of debt — related party on the consolidated statements of operations. See Note 2 under the Fair value option of accounting section and Note 4 for a full discussion of the valuation methodologies and other details related to the 2020 Term Notes.

In June 2021, upon the scheduled maturity of the outstanding 2020 Term Notes, the holders and Calidi agreed to extend the maturity dates for all remaining 2020 Term Notes to June 30, 2022, in exchange for 10% of the principal amount in shares of common stock as an extension fee, while all other terms and conditions remained substantially unchanged. The extension fee resulted in the issuance of 50,000 shares of common stock with a fair value of $35,500. The debt amendments were at the stated maturity and resulted in the application of extinguishment accounting in accordance with ASC 470-50. Calidi recorded a loss on debt extinguishment of $35,500 in the consolidated statements of operations based on the difference between the fair value of the amended term notes of approximately $515,000, the fair value of common stock issued of $35,500 and the carrying amount of the original term notes of $515,000. Due to the fair value election, the carrying value of the original term notes equals the fair value at extinguishment date.

The extinguishment accounting resulted in an event that requires remeasurement of eligible items at fair value, initial recognition of eligible items, thereby resulting in an election date for the fair value option under ASC 825. Calidi did not elect to measure the amended term notes using the fair value option at the extension date, accordingly, following the extension the amended term notes are accounted for at amortized cost and accrue interest according to the terms of the agreement.

In July 2022, the maturity date of the 2020 Term Note was extended to the earlier of i) June 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more. The amended 2020 Term Note will accrue interest at 10% per annum. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the consolidated statement of operations for the year ended December 31, 2022. As of December 31, 2022 and 2021, the interest rate of the 2020 Term Notes was 10% and 3.1% and the total carrying value, including accrued interest was $550,000 and $522,000, respectively.

Calidi was in compliance with applicable debt covenants related to the 2020 Term Notes as of December 31, 2022.

Loans Payable

2020 Paycheck Protection Program Loan

In 2020, Calidi received loan proceeds in the amount of $291,060 under the Paycheck Protection Program (“PPP”) (“2020 PPP”) loan through Calidi’s lender, which is guaranteed by the U.S. Small Business Administration (“SBA”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for SBA guaranteed loans to qualifying entities for amounts of up to 2.5 times the average monthly payroll and other eligible expenses of the qualifying entity. The loans and accrued interest are forgivable as long as the borrower submits a timely request and uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the program. The 2020 PPP loan promissory note also contains customary borrower default provisions and lender remedies, including the right of the lender to require immediate repayment in full the outstanding principal balance of the loan with accrued interest. Calidi used the entire 2020 PPP loan proceeds for qualifying expenses.

The 2020 PPP loan accrued simple interest at a rate of 1% percent per annum and had an original maturity date of April 16, 2022. In May 2021, Calidi was notified by the lender and through the SBA that the 2020 PPP loan, together with all accrued interest, amounting to approximately $294,000 had been fully forgiven under the provisions of the PPP program. Calidi continued to accrue interest on the 2020 PPP loan until the forgiveness date. Calidi recorded a gain on extinguishment of debt of approximately $294,000 for the 2020 PPP Loan, including accrued interest, during the year ended December 31, 2021.

2021 Paycheck Protection Program Loan

On March 11, 2021, Calidi received its second PPP loan in the principal amount of $379,200 (“2021 PPP”). The 2021 PPP loan bears interest at a rate of 1% per annum and matures on March 11, 2026. Under the provisions of the 2021 PPP loan, the principal amount and accrued interest was subject to forgiveness by the SBA. In October 2021, Calidi was notified by the lender and through the SBA that the 2021 PPP loan, together with all accrued interest, had been fully forgiven under the provisions of the PPP program. Calidi recorded a gain on extinguishment of debt of approximately $381,000 for the 2021 PPP Loan, including accrued interest, during the year ended December 31, 2021.

2020 Business Loan

In 2020, Calidi entered into a Business Loan and Security Agreement with a lender (the “2020 Business Loan”). The principal amount of the 2020 Business Loan is $150,000, payable in installments of $10,083 per month, until maturity date of 18 months from date of issuance at an effective annual interest rate of approximately 25.1%. The 2020 Business Loan is collateralized by Calidi’s assets and guaranteed by its largest shareholder and CEO, who was an assigned guarantor (see Note 7). In April 2022, the 2020 Business Loan was paid off in full.

2020 Line of Credit

In 2020, Calidi opened a line of credit with a third-party bank for a borrowing capacity of up to $1.0 million (“2020 Line of Credit” or “LOC”). All principal amounts borrowed on the 2020 Line of Credit, including any accrued paid unpaid interest, was to mature on October 26, 2021, and any amounts borrowed may be repaid by Calidi without penalty at any time before maturity. In 2021, Calidi borrowed the full $1.0 million that was available under its 2020 Line of Credit which remained outstanding as of December 31, 2022 and 2021. The amounts borrowed bear interest at a rate of 1.6% per annum applied to the outstanding principal balance multiplied by the actual number of days the principal balance is outstanding, such interest payments are due monthly. As of December 31, 2022, Calidi was in compliance with applicable covenants of the 2020 Line of Credit.

As a condition of approval of the 2020 Line of Credit, the bank required collateral to be provided by AJC Capital to the bank held in the name of AJC Capital. As consideration for the AJC Capital collateral provided to the bank, Calidi issued to the shareholder warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.00 per share (see Notes 5 and 7).

In October 2021, upon the scheduled maturity, the lender renewed the 2020 Line of Credit for another year to October 29, 2022, with substantially the same terms and condition. Calidi performed a borrowing-capacity analysis in accordance with ASC 470-50 and determined that the borrowing capacity of the amended LOC exceeds the borrowing capacity under the original LOC. There were no unamortized costs or new lender fees relating to the renewal and, therefore, the entire $1.0 million principal balance was carried forward as of the renewal date and remains outstanding as of December 31, 2022.

In October 2022, upon the scheduled maturity, the lender renewed the 2020 Line of Credit for another year to October 26, 2023. The interest rate was increased to a fixed rate of 2.5% per annum based on current market conditions. All other terms and conditions remained substantially unchanged.